Insurance and Reinsurance Contract Assets and Liabilities - Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	$ (2,850)	$ (347)	$ (347)	$ (174)	$ (3,197)
Impact of changes in actuarial methods and assumptions, pre-tax	2,850	347	347	174	3,197
Non-controlling interests
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(97)	(103)	(103)	(215)
Impact of changes in actuarial methods and assumptions, pre-tax	97	103	103	215
Increase in impact of changes in pre fulfilment cash flows				(389)	(389)
Increase in impact of changes in pre fulfilment cash flows				389	389
Non-controlling interests | CSM
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(87)	(72)	(72)	(215)
Impact of changes in actuarial methods and assumptions, pre-tax	87	72	72	215
Lapse and policyholder behaviour updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	0	98	98	(620)	98
Impact of changes in actuarial methods and assumptions, pre-tax	0	(98)	(98)	620	(98)
Reinsurance contract and other risk adjustment review
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax				(427)
Impact of changes in actuarial methods and assumptions, pre-tax				427
Expense updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax				406
Impact of changes in actuarial methods and assumptions, pre-tax				(406)
Financial related updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax				386
Impact of changes in actuarial methods and assumptions, pre-tax				(386)
Mortality and morbidity updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	0	265	265	273	265
Impact of changes in actuarial methods and assumptions, pre-tax	0	(265)	(265)	(273)	(265)
Methodology and other updates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	0	(577)	(577)	156	(577)
Impact of changes in actuarial methods and assumptions, pre-tax	0	577	577	(156)	577
Portion recognized in net income (loss) attributed to:
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(259)	(85)	(85)	221	(344)
Impact of changes in actuarial methods and assumptions, pre-tax	259	85	85	(221)	344
Portion recognized in OCI attributed to:
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	47	(146)	(146)	(816)	(99)
Impact of changes in actuarial methods and assumptions, pre-tax	(47)	146	146	816	99
Portion recognized in CSM
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(2,638)	(116)	(116)	421	(2,754)
Impact of changes in actuarial methods and assumptions, pre-tax	2,638	116	116	(421)	2,754
Canada variable annuity product review
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	0	(133)	(133)		(133)
Impact of changes in actuarial methods and assumptions, pre-tax	0	133	133		133
Risk adjustment review
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(2,850)	0	0		(2,850)
Impact of changes in actuarial methods and assumptions, pre-tax	2,850	0	0		2,850
Participating policyholders | Portion recognized in net income (loss) attributed to:
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(115)	(58)	(58)	(29)	(173)
Impact of changes in actuarial methods and assumptions, pre-tax	115	58	58	29	173
Participating policyholders | Portion recognized in OCI attributed to:
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	21	0	0	(45)	21
Impact of changes in actuarial methods and assumptions, pre-tax	(21)	0	0	45	(21)
Shareholders | Portion recognized in net income (loss) attributed to:
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	(144)	(27)	(27)	250	(171)
Impact of changes in actuarial methods and assumptions, pre-tax	144	27	27	(250)	171
Shareholders | Portion recognized in OCI attributed to:
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in impact of changes in actuarial methods and assumption pre tax	26	(146)	(146)	(771)	(120)
Impact of changes in actuarial methods and assumptions, pre-tax	$ (26)	$ 146	$ 146	$ 771	$ 120